Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Related Party [Abstract]
Disclosure of transactions between related parties
Details of outstanding balances and transactions between the Group and its joint ventures are disclosed below:

As of end for the year ended December 31, 2017
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income
TI Africa Ltd	30	50	100,115	372	—
TI Asia Ltd	130	—	62,647	372	—
Kingswood Co. Ltd	—	—	—	—	1,250
Tankers Agencies (UK) Ltd	134	137	—	—	—
Total	294	187	162,762	744	1,250

As of end for the year ended December 31, 2018
(in thousands of USD)	Trade receivables	Trade payables	Shareholders Loan	Turnover	Dividend Income

TI Africa Ltd	66	25	28,665	381	—
TI Asia Ltd	79	—	—	381	—
Tankers Agencies (UK) Ltd	—	70	—	—	—
Tankers International LLC	46	—	—	—	—
Total	191	95	28,665	762	—
The remuneration (excluding the CEO) consists of a fixed and a variable component and can be summarized as follows:

(in thousands of EUR)	2018	2017	2016
Total fixed remuneration	1,231	1,176	1,175
of which
Cost of pension	39	35	35
Other benefits	75	58	57

Total variable remuneration	1,153	1,331	1,042
of which
Share-based payments	299	597	351
The remuneration of the CEO can be summarized as follows:

(in thousands of GBP)	2018	2017	2016
Total fixed remuneration	537	407	405
of which
Cost of pension	—	—	—
Other benefits	40	13	11

Total variable remuneration	1,866	528	437
of which
Share-based payments	118	233	171
The total amount of the remuneration paid to all non-executive directors for their services as members of the board and committees (if applicable) is as follows:

(in thousands of EUR)	2018	2017	2016
Total remuneration	1,035	1,015	1,145